Share-Based Compensation - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands						12 Months Ended
	Feb. 05, 2021 ¥ / shares shares	Feb. 17, 2020 ¥ / shares shares	Jun. 30, 2019 ¥ / shares shares	Jan. 22, 2019 CNY (¥) shares	Jan. 22, 2019 $ / shares	Feb. 28, 2021 CNY (¥) ¥ / shares	Feb. 28, 2021 USD ($)	Feb. 29, 2020 CNY (¥)	Feb. 28, 2019 CNY (¥)	Feb. 28, 2021 USD ($)	Jun. 30, 2015 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares option granted				460,000
Shares option granted per share | (per share)					$ 4.6	¥ 15.53
Incremental compensation cost | ¥				¥ 3,967
Compensation expense | ¥									¥ 127
Incremental compensation cost amortized over remaining vesting period | ¥				¥ 3,840
Share-based compensation expenses						¥ 27,513	$ 4,250	¥ 30,858	¥ 32,247
Unrecognized compensation cost related to non-vested share options						¥ 19,675				$ 3,040
Unrecognized compensation cost expected to recognized over a weighted-average period						2 years 9 months 10 days	2 years 9 months 10 days
Directors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	4 years
Shares option granted	860,000
Weighted average grant date fair value of options granted per share | ¥ / shares	¥ 13.24
Options expiration period	10 years
Officers
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	4 years
Shares option granted	860,000
Weighted average grant date fair value of options granted per share | ¥ / shares	¥ 13.24
Options expiration period	10 years
Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	4 years	4 years						4 years
Shares option granted	860,000	80,000	360,000
Weighted average grant date fair value of options granted per share | ¥ / shares	¥ 13.24	¥ 10.03	¥ 10.46
Options expiration period	10 years	10 years						10 years
2015 Option Plan and 2017 Option Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of ordinary shares authorized to issue											4,201,330